Schedule of actuarial assumptions used for estimating defined benefit obligations (Details)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates		7.19%	7.10%
Actuarial assumption of expected rates of salary increases		5.00%	5.00%
Actuarial assumption of retirement age		65 years	58 years
Actuarial assumption of mortality	[1]		IALM* (2012-14) Ultimate
Upto 30 Years [Member]
IfrsStatementLineItems [Line Items]
Actuarial Assumptions of Withdrawal Rates		30.00%	31.00%
From 31 to 44 Years [Member]
IfrsStatementLineItems [Line Items]
Actuarial Assumptions of Withdrawal Rates		29.00%	61.00%
Above 44 Years [Member]
IfrsStatementLineItems [Line Items]
Actuarial Assumptions of Withdrawal Rates		23.00%	8.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected Average Future Working Term, Defined Benefit Liability (Asset)		3 years 5 months 15 days	1 year 9 months 10 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected Average Future Working Term, Defined Benefit Liability (Asset)		3 years 7 months 17 days	5 years 5 months 12 days

[1]	Indian Assured Lives Mortality (2012-14) Ultimate represents published mortality table used for mortality assumption.